CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME (LOSS)
Oil and natural gas revenue	$ 104,399	$ 66,609	$ 92,191
Lease operating expenses	(22,416)	(12,937)	(18,455)
Production taxes	(6,613)	(4,200)	(6,043)
General and administrative expense	(18,345)	(12,110)	(17,176)
Depreciation and amortisation expense	(58,361)	(48,147)	(94,584)
Impairment expense	(5,583)	(10,203)	(321,918)
Exploration expense		(30)	(7,925)
Finance costs, net of amounts capitalized	(13,491)	(12,219)	(9,418)
Loss on debt extinguishment			(1,451)
Loss on sale of non-current assets	(1,461)		790
Loss on derivative financial instruments	(2,894)	(12,761)	15,256
Other income, net	457	2,009	(2,240)
Loss before income tax	(24,308)	(43,989)	(370,973)
Income tax benefit (expense)	1,873	(1,705)	107,138
Loss attributable to owners of the Company	(22,435)	(45,694)	(263,835)
Items that may be reclassified subsequently to profit or loss:
Exchange differences arising on translation of foreign operations (no income tax effect)	708	(532)	(478)
Other comprehensive loss	708	(532)	(478)
Total comprehensive loss attributable to owners of the Company	$ (21,727)	$ (46,226)	$ (264,313)
Loss per share
Basic earnings	$ (1.8)	$ (5.2)	$ (47.7)
Diluted earnings	$ (1.8)	$ (5.2)	$ (47.7)